EQUITY (Tables)	3 Months Ended
Mar. 31, 2016
Equity Tables [Abstract]
Treasury Stock Shares Acquired [Table Text Block]
	Three months ended March 31,

	2016	2015
	in millions
Amount spent on shares repurchased	$-	$439
Number of shares repurchased	-	7.7

Accumulated Other Comprehensive Income/(Loss) (net of tax)
NOTE 7 – Equity:

Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive loss for the three months ended March 31, 2016 and 2015:
		Three months ended March 31, 2016
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive (income) loss before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive (income) loss before tax	Corresponding income tax	Net other comprehensive (income) loss after tax

		U.S.$ in millions
Currency translation adjustment	Currency translation adjustment, reclassified to share in losses of associated companies-net	$(253)	$(3)	$(256)	$1	$(255)
Unrealized (gain) loss from available-for-sale securities		201	-	201	(2)	199
Unrealized (gain) loss from derivative financial instruments		336	-	336	-	336
Unrealized (gain) loss on defined benefit plans		-	*	*	*	*
Total accumulated other comprehensive (income) loss		$284	$(3)	$281	$(1)	$280

		Three months ended March 31, 2015
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive (income) loss before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive (income) loss before tax	Corresponding income tax	Net other comprehensive (income) loss after tax

		U.S.$ in millions
Currency translation adjustment		$800	$-	$800	$-	$800
Unrealized (gain) loss from available-for-sale securities		(10)	-	(10)	(1)	(11)
Unrealized (gain) loss from derivative financial instruments	Loss on derivative financial instruments**	(192)	(16)	(208)	-	(208)
Unrealized (gain) loss on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items***	-	(1)	(1)	(2)	(3)
Total accumulated other comprehensive (income) loss		$598	$(17)	$581	$(3)	$578

* Represents an amount less than $0.5 million.
** $26 million loss reclassified to financial expenses - net and $10 million gain reclassified to net revenues.
*** Reclassified to cost of sales, research and development expenses, selling and marketing expenses and general and administrative expenses.